Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,138.57
Total Transaction Valuation	8,244,527
Total Offset Amount	0.00
Net Fee	$ 1,138.57